PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
11.	PROPERTY, PLANT AND EQUIPMENT

	Land & Buildings US$‘000	Leasehold Improvements US$‘000	Computer & Office Equipment US$‘000	Plant & Equipment US$‘000	Total US$‘000
Cost
At January 1, 2022	24,334	2,592	4,200	32,337	63,463
Additions	379	93	362	1,100	1,934
Disposals or retirements	-	-	(25)	(42)	(67)
Reallocations/ reclassifications	-	-	(2)	2	-
Exchange adjustments	(31)	16	5	286	276

At December 31, 2022	24,682	2,701	4,540	33,683	65,606

At January 1, 2023	24,682	2,701	4,540	33,683	65,606
Additions	55	87	173	596	911
Disposals or retirements	(480)	(40)	(115)	(220)	(855)
Reallocations/ reclassifications	-	(8)	8	-	-
Exchange adjustments	11	20	6	370	407

At December 31, 2023	24,268	2,760	4,612	34,429	66,069

Accumulated depreciation and Impairment losses
At January 1, 2022	(21,432)	(2,131)	(3,950)	(30,032)	(57,545)
Charge for the year	(414)	(133)	(214)	(649)	(1,410)
Disposals or retirements	-	-	22	43	65
Impairment losses	(48)	(4)	(31)	(650)	(733)
Exchange adjustments	9	(16)	(5)	(289)	(301)

At December 31, 2022	(21,885)	(2,284)	(4,178)	(31,577)	(59,924)

At January 1, 2023	(21,885)	(2,284)	(4,178)	(31,577)	(59,924)
Charge for the year	(272)	(64)	(178)	(317)	(831)
Disposals or retirements	385	38	115	213	751
Impairment losses	(2,246)	(339)	(101)	(1,086)	(3,772)
Exchange adjustments	(4)	(20)	(7)	(370)	(401)

At December 31, 2023	(24,022)	(2,669)	(4,349)	(33,137)	(64,177)

Carrying amounts
At December 31, 2023	246	91	263	1,292	1,892

At December 31, 2022	2,797	417	362	2,106	5,682

The assets of the Group are pledged as security for the senior secured term loan from Perceptive Advisors.

Right-of-use assets

Additional information on the right-of-use assets by class of assets is as follows:

	Carrying amount	Depreciation Charge	Impairment Charge
	At December 31, 2023	Year ended December 31, 2023	Year ended December 31, 2023
	US$000	US$000	US$000
Buildings	229	(196)	(1,930)
Computer equipment	166	(51)	-
Plant and Equipment, vehicles	-	(26)	(86)

	395	(273)	(2,016)

	Carrying amount	Depreciation Charge	Impairment Charge
	At December 31, 2022	Year ended December 31, 2022	Year ended December 31, 2022
	US$000	US$000	US$000
Buildings	2,482	(398)	(48)
Computer equipment	217	(40)	-
Plant and Equipment, vehicles	-	(17)	(200)

	2,699	(455)	(248)

Income from sub-letting right-of-use buildings amounted to US$3,000 in the year ended December 31, 2023 (2022: US$3,000).

Right-of-Use assets at 31 December 2023	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	7	1 to 10	5	1	-	-	-
Vehicle	22	1 to 3	2	-	22	-	22
I.T. and office equipment	5	3	3	-	-	-	-

Right-of-Use assets at 31 December 2022	No. of Right-of-Use leased assets	Range of remaining term in years	Average remaining lease term (years)	No. of Leases with extension options	No. of Leases with options to purchase	No. of leases with variable payments linked to index	No. of leases with termination options
Building	9	1 to 11	5	2	-	-	-
Vehicle	20	0.4 to 3	2	-	20	-	20
I.T. and office equipment	5	4	4	-	-	-	-

The details of the impairment review are described in Note 12. When an impairment loss is identified in a cash-generating unit, it must be first allocated to reduce the carrying amount of any goodwill allocated to the cash-generating unit and then to the other assets of the unit pro rata on the basis of the carrying amount of each asset in the unit. In this manner, an impairment loss of US$3.8 million was allocated to property, plant and equipment as at December 31, 2023 (2022: US$0.7 million). The recoverable amount of property, plant and equipment was determined to be the value in use of each cash-generating unit.

Assets held under operating leases (where the Company is the lessor)

The Company has a number of assets included in plant and equipment which generate operating lease revenue for the Group. The net book value of these assets as at December 31, 2023 and 2022 is US$Nil following full write down of the assets due to group impairment. Depreciation charged on these assets in 2023 amounted to US$Nil (2022: US$34,000).